Note 3 - Inventory	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 3. INVENTORY

Net inventory, which includes a valuation reserve of $1,557, $1,787 and $2,549 in 2011, 2010 and 2009, respectively, consisted of the following components:

	December 31,
(in $000's)	2011	2010	2009
Raw materials	$2,815	$3,097	$3,112
Intransit finished goods	$1,379	$948	$1,116
Finished goods	$4,915	$4,555	$3,780
Total	$9,109	$8,600	$8,008